Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 110,353,000	$ 115,859,000	$ 21,186,000
Provision for income taxes	189,805,000	137,373,000	26,026,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(7,453,000)	1,339,000	686,000
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	13,915,000
Current tax expense (benefit)	37,512,000	5,290,000	4,840,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	151,623,000	87,147,000	17,158,000
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	0
Current tax expense (benefit)	(99,000)	229,000
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(65,341,000)	26,267,000	3,686,000
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	10,074,000
Current tax expense (benefit)	39,358,000	15,553,000
Other [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	22,130,000	(5,744,000)	(344,000)
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	(13,922,000)	6,850,000
Current tax expense (benefit)	2,008,000	442,000
Deferred Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	100,959,000	109,009,000	21,186,000
Deferred Tax Expense (Benefit) Related To An Increase (Decrease) In Changes In Valuation Allowance Of Deferred Tax Assets [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	10,067,000	6,850,000
Current Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Current tax expense (benefit)	$ 78,779,000	$ 21,514,000	$ 4,840,000